BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Promotional Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Schedule of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	$ 97,346	$ 98,944	$ 95,857
Cost of providing promotional allowances	79,079	83,687	81,577
Reductions to gaming revenues related to discounts provided on patron losses	9,700	12,200	11,000
Reductions to gaming revenues related to player club points redeemed for cash	1,400	1,300	1,400
Food and beverage
Schedule of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	42,192	43,264	38,390
Cost of providing promotional allowances	35,122	37,936	34,194
Hotel
Schedule of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	15,142	14,721	13,799
Cost of providing promotional allowances	8,398	8,979	7,216
Retail, entertainment and other
Schedule of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	40,012	40,959	43,668
Cost of providing promotional allowances	$ 35,559	$ 36,772	$ 40,167